CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Investments in money market funds	$ 40	$ 98
Ukraine
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Restricted cash and cash equivalents	$ 455	$ 437